Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Repurchase Agreements [Abstract]
Repurchase Agreements

Note 9 – Repurchase Agreements

Securities sold under agreements to repurchase are advances to the Bank by customers or another bank. These agreements are direct obligations of the Bank and are secured by securities held in safekeeping at a correspondent bank. Repurchase agreements with Bank customers mature daily. As of December 31, 2011 and December 31, 2010, the Bank had a $5 million structured repurchase agreement with a correspondent bank maturing on July 31, 2012 with a fixed interest rate of 4.55%. The repurchase agreement became putable by the correspondent quarterly starting July 1, 2009. Information regarding repurchase agreements follows:

(Dollars in thousands)

	2011	2010

Outstanding balance at December 31	$21,869	$22,249
Average interest rate at December 31	1.27%	1.33%
Average balance during the year	$20,815	$19,269
Average interest rate during the year	1.38%	1.58%
Maximum month end balance during the year	$22,249	$22,249